Sales in advance of carriage	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Sales in advance of carriage
40	Sales in advance of carriage

As at December 31, 2018, the amount of sales in advance of carriage represents revenue expected to be recognised in the future when the customers take possession of and accept the passenger transportation services to be provided by the Group. During the year, RMB7,279 million which was included in the opening balance of the sales in advance of carriage was recognised as revenue.